Balances and Transactions in Foreign Currencies - Summary of Assets, Liabilities Foreign Currencies (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Short-Term Assets	$ 69,843	$ 18,047
Long-Term Assets	1,822	2,277
Short-Term Liabilities	6,462	5,131
Long-Term Liabilities	96,689	111,575
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Short-Term Assets	69,772	17,796
Long-Term Assets	148	696
Short-Term Liabilities	4,241	4,540
Long-Term Liabilities	73,115	88,611
Euro [member]
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Short-Term Assets	25	246
Short-Term Liabilities	1,881	345
Long-Term Liabilities	23,573	21,774
Other currencies [member]
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Short-Term Assets	46	5
Long-Term Assets	1,674	1,581
Short-Term Liabilities	340	246
Long-Term Liabilities	$ 1	$ 1,190